Schedule of Stock by Class (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Capital Stock Schedule Of Stock By Class 1	100,000,000
Capital Stock Schedule Of Stock By Class 2	$ 0.00001
Capital Stock Schedule Of Stock By Class 3	20,000,000
Capital Stock Schedule Of Stock By Class 4	0.00001
Capital Stock Schedule Of Stock By Class 5	53,063,921
Capital Stock Schedule Of Stock By Class 6	49,890,421
Capital Stock Schedule Of Stock By Class 7	531
Capital Stock Schedule Of Stock By Class 8	499
Capital Stock Schedule Of Stock By Class 1		0
Capital Stock Schedule Of Stock By Class 2		100,000,000
Capital Stock Schedule Of Stock By Class 3		0.00001
Capital Stock Schedule Of Stock By Class 4		20,000,000
Capital Stock Schedule Of Stock By Class 5		0.00001
Capital Stock Schedule Of Stock By Class 6		0
Capital Stock Schedule Of Stock By Class 7		49,890,421
Capital Stock Schedule Of Stock By Class 8		48,895,028
Capital Stock Schedule Of Stock By Class 9		499
Capital Stock Schedule Of Stock By Class 10		$ 489